Organization and Basis of Presentation	12 Months Ended
Oct. 31, 2022
Accounting Policies [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Jiuzi Holdings, Inc. (“Company” or “Jiuzi”) was incorporated in the Cayman Islands on October 10, 2019. The Company is an investment holding company; its primary operations are conducted through subsidiaries and variable interest entities as described below.

Jiuzi (HK) Limited (“Jiuzi HK”) was incorporated in Hong Kong on October 25, 2019. It is wholly owned subsidiary of the Company.

Zhejiang Navalant New Energy Automobile Co., Ltd. (“Jiuzi WFOE”) was incorporated on June 5, 2020 as wholly foreign owned entity in the People’s Republic of China (“PRC”). Jiuzi WFOE is a wholly owned subsidiary of Jiuzi HK.

Zhejiang Jiuzi (“Zhejiang Jiuzi”) was incorporated on May 26, 2017 in the PRC. Zhejiang Jiuzi’s scope of business includes the sale of new energy vehicles (“NEVs”) and NEV components and parts, and the related development of products and services for the NEV industry. Zhejiang Jiuzi generates revenues by both selling NEVs and NEV components and parts to Jiuzi branded licensed NEV dealerships, and by rendering professional services to new Jiuzi NEV dealerships, such as initial setup, NEV product procurement services, and specialized marketing campaigns. The Zhejiang Jiuzi also provides short term financing solutions to the new Jiuzi NEV dealerships for the procurement of NEVs.

Shangli Jiuzi was incorporated on May 10, 2018 in the PRC. Its scope of business is similar to Zhejiang Jiuzi. Zhejiang Jiuzi owns 59.0% equity interest in Shangli Jiuzi, and the remaining 41% equity interest is owned by unrelated third-party investors; as such Shangli Jiuzi is accounted as a subsidiary of Zhejiang Jiuzi.

Hangzhou Zhitongche Technology Co., Ltd. (“Hangzhou Zhitongche”) was incorporated on February 2, 2018 in the PRC. The company is providing technical services, technical development, technical consulting and trading for new energy for motor vehicle and its accessories. Zhitongche is a wholly owned subsidiary of Zhejiang Jiuzi.

Zhejiang Jiuzi New Energy Network Technology Co., Ltd was incorporated on July 1, 2021 in PRC. Its scope of business includes software outsourcing services; industrial internet data services; network and information security software development; artificial intelligence application software development; Internet of Things technology research and development; internet security services; information system operation and maintenance services; artificial intelligence basic software development; cloud computing equipment technical services; research and development of robots (except for projects subject to approval according to law, business activities are carried out independently according to law with business licenses). Zhejiang Jiuzi owns 100% equity interest in Zhejiang Jiuzi Xinneng Network Technology Co., Ltd.

Guangxi Nanning Zhitongche New Energy Technology Co., Ltd was incorporated on December 31, 2021 in PRC. Its scope of business includes technical service, development and consultation; sales of electrical accessories for new energy vehicles; automobiles new car sales; business agency services; motor vehicle charging sales; sales of new energy prime movers; R&D of emerging energy technologies; car trailers, assistance, and clearance services; auto parts wholesale; auto parts retail; sales agency; domestic trade agency; import and export agency. Hangzhou Zhitongche owns 90% equity interest in Guangxi Nanning Zhitongche New Energy Technology Co., Ltd, and the remaining 10% equity interest is owned by unrelated third-party investor; as such Guangxi Nanning Zhitongche New Energy Technology Co., Ltd is accounted as a subsidiary of Zhejiang Jiuzi.

Hangzhou Jiuyao New Energy Automobile Technology Co. Ltd. was incorporated on January 24, 2022 in PRC. Its scope of business includes technical service, technology development, technical consultation and promotion, as well as sales of automobiles and new energy vehicles, and sales of electrical accessories and accessories for new energy vehicles. Hangzhou Jiuyao is 51% owned by Hangzhou Zhitongche, as such Hangzhou Jiuyao is accounted as a subsidiary of Zhejiang Jiuzi.; the remaining 49% equity interest is owned by unrelated third-party investors.

Hangzhou Jiuzi Haoche Technology Co., Ltd. was incorporated on January 21, 2022 under the laws of the People’s Republic of China. Its registered business scope is software outsourcing services, industrial internet data services, network and information security software development, artificial intelligence application software development, technology development, consulting and transfer, market planning, convention planning, and cloud computing equipment technical services. Hangzhou Jiuzi Haoche Technology Co., Ltd. is a wholly owned subsidiary of Jiuzi New Energy and has a registered capital with the amount of RMB5,000,000.

Contractual Arrangements between Jiuzi WFOE and Zhejiang Jiuzi

Due to PRC legal restrictions on foreign ownership, the Company and its subsidiaries do not own any direct equity interest in Zhejiang Jiuzi. Instead, the Company and its subsidiaries control and receive the economic benefits of Zhejiang Jiuzi’s business operation through a series of contractual arrangements.

Jiuzi WFOE, Zhejiang Jiuzi and the Zhejiang Jiuzi Shareholders entered into a series of contractual arrangements, 1) Exclusive Option Agreement, 2) Exclusive Business Cooperation Agreement, and 3) Share Pledge Agreement, known as VIE Agreements, on June 15, 2020. The VIE agreements are designed to provide Jiuzi WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of Zhejiang Jiuzi, including absolute control rights and the rights to the assets, property and revenue of Zhejiang Jiuzi.

Each of the VIE Agreements is described in detail below:

Exclusive Option Agreement

Under the Exclusive Option Agreement, the Zhejiang Jiuzi Shareholders irrevocably granted Jiuzi WFOE (or its designee) an exclusive right to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, a portion or whole of the equity interests or assets in Zhejiang Jiuzi held by the Zhejiang Jiuzi Shareholders. The purchase price is RMB 10 and subject to any appraisal or restrictions required by applicable PRC laws and regulations.

The agreement takes effect upon parties signing the agreement, and remains effective for 10 years, extendable upon Jiuzi WFOE or its designee’s discretion.

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between Zhejiang Jiuzi and Jiuzi WFOE, Jiuzi WFOE provides Zhejiang Jiuzi with technical support, consulting services and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, business management and information. For services rendered to Zhejiang Jiuzi by Jiuzi WFOE under this agreement, Jiuzi WFOE is entitled to collect a service fee that shall be calculated based upon service hours and multiple hourly rates provided by Jiuzi WFOE. The service fee should approximately equal to Zhejiang Jiuzi’s net profit.

The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless earlier terminated upon written confirmation from both Jiuzi WFOE and Zhejiang Jiuzi before expiration. Otherwise, this agreement can only be extended by Jiuzi WFOE and Zhejiang Jiuzi does not have the right to terminate the agreement unilaterally.

Share Pledge Agreement

Under the Share Pledge Agreement between Jiuzi WFOE and certain shareholders of Zhejiang Jiuzi together holding 1,000,000 shares, or 100% of the equity interests, of Zhejiang Jiuzi (“Zhejiang Jiuzi Shareholders”), the Zhejiang Jiuzi Shareholders pledged all of their equity interests in Zhejiang Jiuzi to Jiuzi WFOE to guarantee the performance of Zhejiang Jiuzi’s obligations under the Exclusive Business Cooperation Agreement. Under the terms of the Share Pledge Agreement, in the event that Zhejiang Jiuzi breaches its contractual obligations under the Exclusive Business Cooperation Agreement, Jiuzi WFOE, as pledgee, will be entitled to certain rights, including, but not limited to, the right to dispose of dividends generated by the pledged equity interests. The Zhejiang Jiuzi Shareholders also agreed that upon occurrence of any event of default, as set forth in the Share Pledge Agreement, Jiuzi WFOE is entitled to dispose of the pledged equity interest in accordance with applicable PRC laws. The Zhejiang Jiuzi Shareholders further agree not to dispose of the pledged equity interests or take any actions that would prejudice Jiuzi WFOE’s interest.

The Share Pledge Agreement shall be effective until the full payment of the service fees under the Business Cooperation Agreement has been made and upon termination of Zhejiang Jiuzi’s obligations under the Business Cooperation Agreement.

The purposes of the Share Pledge Agreement are to (1) guarantee the performance of Zhejiang Jiuzi’s obligations under the Exclusive Business Cooperation Agreement, (2) ensure the shareholders of Zhejiang Jiuzi do not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice Jiuzi WFOE’s interests without Jiuzi WFOE’s prior written consent and (3) provide Jiuzi WFOE control over Zhejiang Jiuzi.

The Company has concluded that the Company is the primary beneficiary of Zhejiang Jiuzi and its subsidiaries, and should consolidate financial statements. The Company is the primary beneficiary based on the VIE Agreements that each equity holder of Zhejiang Jiuzi pledged their rights as a shareholder of Zhejiang Jiuzi to Jiuzi WFOE. These rights include, but are not limited to, voting on all matters of Zhejiang Jiuzi requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in Zhejiang Jiuzi, oversee and review Zhejiang Jiuzi’s operation and financial information. As such, the Company, through Jiuzi WFOE, is deemed to hold all of the voting equity interest in Zhejiang Jiuzi and its subsidiaries.

For the periods presented, the Company has not provided any financial or other support to either Zhejiang Jiuzi or its subsidiaries. However, pursuant to the Exclusive Business Cooperation Agreement, the Company may provide complete technical support, consulting services and other services during the term of the VIE agreements. Though not explicit in the VIE agreements, the Company may provide financial support to Zhejiang Jiuzi and its subsidiaries to meet its working capital requirements and capitalization purposes. The terms of the VIE Agreements and the Company’s plan of financial support to the VIEs were considered in determining that the Company is the primary beneficiary of the VIEs. Accordingly, the financial statements of the VIEs are consolidated in the Company’s consolidated financial statements.

Based on the foregoing VIE Agreements, Jiuzi WFOE has effective control of Zhejiang Jiuzi and its subsidiaries, which enables Jiuzi WFOE to receive all of their expected residual returns and absorb the expected losses of the VIE and its subsidiaries. Accordingly, the Company consolidates the accounts of Zhejiang Jiuzi and its subsidiaries for the periods presented herein, in accordance with Accounting Standards Codification, or ASC, 810-10, Consolidation.